2. Summary of Significant Accounting Policies (Details - Antidilutive shares) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive shares	210,000	0
Options [Member]
Antidilutive shares	210,000	0